Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Commitments and Contingencies Disclosure [Abstract]
2015	$ 1,587	9,845
2016	657	4,074
2017	564	3,500
2018 and thereafter	9,025	56,000
Total	$ 11,833	73,419